Interest Income and Expense (Tables)	6 Months Ended
Apr. 30, 2025
Interest Income and Expense [Abstract]
Summary of Interest Income and Expenses by Basis of Accounting Classification
The following tables present interest income

and interest expense by basis of accounting

measurement.
Interest Income
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2025 April 30, 2024 April 30, 2025 April 30, 2024
Measured at amortized cost 1 $ 18,227 $ 19,694 $ 38,071 $ 39,260

Measured at FVOCI – Debt instruments 1 1,058 965 1,960 1,898
19,285 20,659 40,031 41,158
Measured or designated at FVTPL 2,172 2,247 4,233 4,497
Measured at FVOCI – Equity instruments 125 90 190 154
Total $ 21,582 $ 22,996 $ 44,454 $ 45,809
Interest income is calculated using EIRM.
Interest Expense
(millions of Canadian dollars) For the three months ended For the six months ended
April 30, 2025 April 30, 2024 April 30, 2025 April 30, 2024
Measured at amortized cost 1 $ 10,622 $ 12,504 $ 22,442 $ 24,696

Measured or designated at FVTPL 2,835 3,027 6,021 6,160
Total $ 13,457 $ 15,531 $ 28,463 $ 30,856
Interest expense is calculated using EIRM.